UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: 4 Cork Street
               London W1S 3LG
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7479-4245
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      Aug 10, 2006

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 6
Form 13F Information Table Value Total: 102,766 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUISP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ATWOOD OCEANICS INC      COM             050095108  26624     537200    SH         SOLE               537200    0       0
BOSTON PPTYS LTD PARTNER NOTE 3.750% 5/1 10112RAG9  499       500000    PRN        SOLE               500000    0       0
CHENIERE ENERGY INC      COM NEW         16411R208  66214     1791500   SH         SOLE               1791500   0       0
NEVSUN RES LTD           COM             64156L101  3187      1104100   SH         SOLE               1104100   0       0
STANDARD PAC CORP NEW    COM             85375C101  2833      110000    SH         SOLE               110000    0       0
TECHNICAL OLYMPIC USA INCCOM             878483106  3410      236000    SH         SOLE               236000    0       0

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